Loans and Allowance for Credit Losses - Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Total non-accrual loans	$ 6,294	$ 18,700
90 Days Past Due And Still Accruing	119	1
Commercial, Financial, and Agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Total non-accrual loans	2,228	121
90 Days Past Due And Still Accruing	0	0
Real estate construction − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Total non-accrual loans	432	0
90 Days Past Due And Still Accruing	0	0
Real estate construction − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Total non-accrual loans	69	87
90 Days Past Due And Still Accruing	0	0
Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Total non-accrual loans	587	685
90 Days Past Due And Still Accruing	115	0
Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Total non-accrual loans	2,978	17,801
90 Days Past Due And Still Accruing	0	0
Installment and other consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Total non-accrual loans	0	6
90 Days Past Due And Still Accruing	4	1
Non-performing TDRs
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	2,368	17,664
Non-accrual with Allowance	3,926	1,036
Total non-accrual loans	6,294	18,700
90 Days Past Due And Still Accruing	119	1
Total Non-performing Loans	6,413	18,701
Non-performing TDRs | Commercial, Financial, and Agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	2,228	121
Total non-accrual loans	2,228	121
90 Days Past Due And Still Accruing	0	0
Total Non-performing Loans	2,228	121
Non-performing TDRs | Real estate construction − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	69	87
Total non-accrual loans	69	87
90 Days Past Due And Still Accruing	0	0
Total Non-performing Loans	69	87
Non-performing TDRs | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	587	685
Total non-accrual loans	587	685
90 Days Past Due And Still Accruing	115	0
Total Non-performing Loans	702	685
Non-performing TDRs | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	2,368	17,664
Non-accrual with Allowance	610	137
Total non-accrual loans	2,978	17,801
90 Days Past Due And Still Accruing	0	0
Total Non-performing Loans	2,978	17,801
Non-performing TDRs | Installment and other consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	0	6
Total non-accrual loans	0	6
90 Days Past Due And Still Accruing	4	1
Total Non-performing Loans	4	$ 7
Real estate construction − residential | Commercial, Financial, and Agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0
Non-accrual with Allowance	432
Total non-accrual loans	432
90 Days Past Due And Still Accruing	0
Total Non-performing Loans	$ 432